Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2018	May 11, 2018
Document And Entity Information
Entity Registrant Name	Avalon GloboCare Corp.
Entity Central Index Key	0001630212
Document Type	S-1/A
Trading Symbol	AVCO
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description

Calculation of Registration Fee

Title of Each Class of Securities To Be Registered	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Stock, $0.0001 par value per share	$5,000,000	$623
Underwriter Warrants (2)	—	—
Common Stock, $0.0001 par value per share, underlying Underwriter Warrants (3)	$350,000	$44
Total	$5,350,000	$667(4)

(1)	The registration fee for securities is based on an estimate of the proposed maximum offering price of the securities, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
(2)	No separate fee is required pursuant to Rule 457(g) under the Securities Act of 1933.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act of 1933. If the Registrant completes this offering, then on the closing date, the Registrant will issue underwriter warrants to Boustead Securities, LLC to purchase such number of shares of common stock equal to seven percent (7.0%) of the total number of shares of common stock sold by the Registrant in the offering at an exercise price of 100% of the price at which the Registrant sells shares of common stock in this offering.
(4)	Previously paid.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		70,848,622